SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOAN (Details) ₨ in Thousands, $ in Thousands	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 INR (₨)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Short-term bank credit | $		$ 0		$ 8,326
Weighted average interest
Short-term bank credit	0.00%	0.00%	3.30%	3.30%
Short-term and revolving credit lines | $		$ 18,860		$ 18,187
Total	₨ 12,523	$ 12,523	₨ 13,122	$ 11,142
Rupees [Member]
Short-term Debt [Line Items]
Short-term bank credit | ₨	3,034		2,816
Current maturities of Long- term bank loan and other | ₨	₨ 9,489		₨ 1,980
Weighted average interest
Short-term bank credit	11.40%	11.40%	12.60%	12.60%
Current maturities of long-term loans	11.40%	11.40%	12.60%	12.60%